Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
A continuity of goodwill is as follows:

	December 31, 2014	December 31, 2013
Balance, beginning of period:	$41,500	$56,879
Acquisition of Prins (note 4(a))	3,221	—
Acquisition of BAF (note 4(b))	—	18,542
Impairment losses	(18,543)	(34,964)
Impact of foreign exchange changes	(2,826)	1,043
Balance, end of period	$23,352	$41,500